SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Financial Assets (Details)	Oct. 22, 2015
Dynaflows S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	33.27%